COMMON STOCK (Details Narrative) - USD ($)	Sep. 30, 2017	Sep. 29, 2017	Jan. 10, 2017	Dec. 31, 2016	Dec. 30, 2016
Common Stock, par value	$ 0.001			$ 0.001
Common Stock, authorized	500,000,000			500,000,000
Common Stock, issued	223,364,475			199,175,486
Shares in reserve account	146,583			146,583
Yilaime Corporation [Member]
Common Stock, issued		5,188,989
Payable retired		$ 103,780
AmericaTowne Inc [Member]
Common Stock, issued					20,000,000
AmericaTowne Inc [Member] | Joint Venture and Operational Agreement [Member]
Common Stock, issued			19,000,000
Nationwide Microfinance Limited [Member]
Common Stock, issued					80,000,000